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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment(Check only one.):   [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Pacific Heights Asset Management, LLC
Address:          600 Montgomery Street, 27th Floor
                  San Francisco, California 94111-2702

Form 13F File Number: 028-11706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael J. Cuggino
Title:            Sole Member and Manager
Phone:            (415) 398-8000

Signature, Place, and Date of Signing:

/s/ Michael J. Cuggino     San Francisco, California          July 28, 2008
[Signature]                [City, State]                      [Date]

Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:            NONE
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     72

Form 13F Information Table Value Total:     $1,076,539
                                          (thousands)


List of Other Included Managers:            NONE
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                           FORM 13F INFORMATION TABLE


                                                             VALUE       SHRS OR      SH/ PUT/INVEST   OTHER  VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (x$1000)    PRN AMT      PRN CALLDISCR    MNGRS  SOLE        SHARENONE
AGILENT TECHNOLOGIES INC       COM               00846U101        14,038      395,000 SH      SOLE                 395,000
AIR PRODS & CHEMS INC          COM               009158106        13,742      139,000 SH      SOLE                 139,000
ALEXANDER & BALDWIN INC        COM               014482103        13,984      307,000 SH      SOLE                 307,000
AMGEN INC                      COM               031162100        14,855      315,000 SH      SOLE                 315,000
AUTODESK INC                   COM               052769106        13,355      395,000 SH      SOLE                 395,000
AVALONBAY CMNTYS INC           COM               053484101        17,832      200,000 SH      SOLE                 200,000
BP PLC                         SPONSORED ADR     055622104        17,393      250,000 SH      SOLE                 250,000
BRE PROPERTIES INC             CL A              05564E106        17,312      400,000 SH      SOLE                 400,000
BANK NEW YORK MELLON CORP      COM               064058100        13,051      345,000 SH      SOLE                 345,000
BHP BILLITON LTD               SPONSORED ADR     088606108        21,297      250,000 SH      SOLE                 250,000
BOSTON PRPERTIES INC           COM               101121101        18,044      200,000 SH      SOLE                 200,000
CBS CORPORATION                CL A NEW          124857103        11,688      600,000 SH      SOLE                 600,000
CAMECO CORPORATION             COM               13321L108        21,435      500,000 SH      SOLE                 500,000
CELGENE CORP                   COM               151020104        18,203      285,000 SH      SOLE                 285,000
CHEMTURA CORP                  COM               163893100         9,694    1,660,000 SH      SOLE               1,660,000
CHEVRON CORP                   COM NEW           166764100        19,826      200,000 SH      SOLE                 200,000
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR     204412209        17,910      500,000 SH      SOLE                 500,000
CONOCOPHILIPS                  COM               20825C104        18,878      200,000 SH      SOLE                 200,000
COSTCO WHSL CORP               COM NEW           22160K105        14,729      210,000 SH      SOLE                 210,000
DEVON ENERGY CORP              COM NEW           25179M103        18,024      150,000 SH      SOLE                 150,000
DISNEY WALT CO                 COM               254687106        13,260      425,000 SH      SOLE                 425,000
EQUITY ONE INC                 COM               294752100        15,413      750,000 SH      SOLE                 750,000
FEDERAL REALTY INVT TR         SH BEN INT NEW    313747206        17,250      250,000 SH      SOLE                 250,000
FLUOR CORP NEW                 COM NEW           343412102        14,886       80,000 SH      SOLE                  80,000
FOREST OIL CORP                COM               346091705        22,350      300,000 SH      SOLE                 300,000
FREEPORT-MCMORAN COPPER&GOLD   CL B              35671D857        23,438      200,000 SH      SOLE                 200,000
FRONTIER OIL CORP              COM               35914P105        15,063      630,000 SH      SOLE                 630,000
GENENTECH INC                  COM NEW           368710406        15,939      210,000 SH      SOLE                 210,000
GENZYME CORP                   COM               372917104        16,925      235,000 SH      SOLE                 235,000
GILEAD SCIENCES INC            COM               375558103        15,091      285,000 SH      SOLE                 285,000
HARLEY DAVIDSON INC            COM               412822108        15,048      415,000 SH      SOLE                 415,000
HEWLETT PACKARD CO             COM               428236103        14,280      323,000 SH      SOLE                 323,000
ILLINOIS TOOL WKS INC          COM               452308109        13,778      290,000 SH      SOLE                 290,000
INTEL CORP                     COM               458140100        13,747      640,000 SH      SOLE                 640,000
JANUS CAP GROUP INC            COM               47102X105        14,241      538,000 SH      SOLE                 538,000
JUNIPER NETWOKS INC            COM               48203R104        13,530      610,000 SH      SOLE                 610,000
KANSAS CITY SOUTHERN           COM NEW           485170302        14,077      320,000 SH      SOLE                 320,000
KIMCO REALTY CORP              COM               49446R109        15,534      450,000 SH      SOLE                 450,000
LOCKHEED MARTIN CORP           COM               539830109        14,700      149,000 SH      SOLE                 149,000
MARINER ENERGY INC             COM               56845T305        18,485      500,000 SH      SOLE                 500,000
MATTEL INC                     COM               577081102        11,556      675,000 SH      SOLE                 675,000
MORGAN STANLEY                 COM NEW           617446448        13,166      365,000 SH      SOLE                 365,000
MOSAIC CO                      COM               61945A107        18,956      131,000 SH      SOLE                 131,000
NACCO INDS INC CLASS A         CL A              629579103         9,442      127,000 SH      SOLE                 127,000
NACCO INDS INC CLASS B         CL A              629579202           595        8,000 SH      SOLE                   8,000
NATL SEMICONDUCTOR CORP        COM               637640103        11,810      575,000 SH      SOLE                 575,000
NUCOR CORP                     COM               670346105        15,681      210,000 SH      SOLE                 210,000
PARKER DRILLING CO             COM               701081101        16,717    1,670,000 SH      SOLE               1,670,000
PARKER HANNIFIN CORP           COM               701094104        14,264      200,000 SH      SOLE                 200,000
PATRIOT COAL CORP              COM               70336T104        45,987      300,000 SH      SOLE                 300,000
PEABODY ENERGY CORP            COM               704549104        26,415      300,000 SH      SOLE                 300,000
PENN RL ESTATE INVT            SH BEN INT        709102107        13,884      600,000 SH      SOLE                 600,000
PLAINS EXPL & PRODTN CO        COM               726505100        21,891      300,000 SH      SOLE                 300,000
PROLOGIS                       SHR BEN INT       743410102        16,305      300,000 SH      SOLE                 300,000
QUALCOMM INC                   COM               747525103        13,222      298,000 SH      SOLE                 298,000
RYLAND GROUP INC               COM               783764103        11,341      520,000 SH      SOLE                 520,000
SANMINA SCI CORP               COM               800907107         2,138    1,670,000 SH      SOLE               1,670,000
SCHWAB CHARLES CORP            COM NEW           808513105        13,146      640,000 SH      SOLE                 640,000
STATE STR CORP                 COM               857477103        13,438      210,000 SH      SOLE                 210,000
SYMANTEC CORP                  COM               871503108        14,319      740,000 SH      SOLE                 740,000
TEMPLE INLAND INC              COM               879868107        10,222      907,000 SH      SOLE                 907,000
TEXAS PAC LD TR                SUB CTF PROP I T  882610108        10,600      200,000 SH      SOLE                 200,000
UDR INC                        COM               902653104        15,666      700,000 SH      SOLE                 700,000
URSTADT BIDDLE PPTYS INC       CL A              917286106         1,372       90,000 SH      SOLE                  90,000
URSTADT BIDDLE PPTYS INC       COM               917286205         1,319       90,000 SH      SOLE                  90,000
VIACOM INC                     CL A              92553P102        13,621      445,000 SH      SOLE                 445,000
VORNADO RLTY TR                SH BEN INT        929042109        17,600      200,000 SH      SOLE                 200,000
WASHINGTON REAL ESTATE INVT    SH BEN INT        939653101        15,025      500,000 SH      SOLE                 500,000
WEYERHAEUSER CO                COM               962166104        17,899      350,000 SH      SOLE                 350,000
WILLIAMS SONOMA INC            COM               969904101        12,301      620,000 SH      SOLE                 620,000
ISHARES SILVER TRUST           ISHARES           46428Q109         5,176       30,000 SH      SOLE                  30,000
SPDR GOLD TRUST                GOLD SHS          78463V107         9,140      100,000 SH      SOLE                 100,000

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